Note 13 - Capital Management (Tables)	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Disclosure of regulatory capital and capital ratios [text block]
(thousands of Canadian dollars)
	January 31	October 31
	2022	2021
	"Transitional"
	& "All in"	"All in"

Common Equity Tier 1 (CET1) capital
Directly issued qualifying common share capital	$228,015	$227,819
Retained earnings	95,276	90,644
Accumulated other comprehensive income	13	(4)
CET1 before regulatory adjustments	323,304	318,459
Regulatory adjustments applied to CET1	(12,479)	(12,751)
Common Equity Tier 1 capital	$310,825	$305,708

Additional Tier 1 capital
Directly issued qualifying Additional Tier 1 instruments	$13,647	$13,647
Total Tier 1 capital	$324,472	$319,355

Tier 2 capital
Directly issued Tier 2 capital instruments	$100,310	$97,910
Tier 2 capital before regulatory adjustments	100,310	97,910
Eligible stage 1 and stage 2 allowance	1,455	1,453
Total Tier 2 capital	$101,765	$99,363
Total regulatory capital	$426,237	$418,718
Total risk-weighted assets	$2,095,335	$2,013,544
Capital ratios
CET1 capital ratio	14.83%	15.18%
Tier 1 capital ratio	15.49%	15.86%
Total capital ratio	20.34%	20.80%
(thousands of Canadian dollars)
	January 31	October 31
	2022	2021
	"Transitional"
	& "All in"	"All in"

On-balance sheet assets	$2,415,346	$2,415,086
Assets amounts adjusted in determining the Basel III
Tier 1 capital	(12,479)	(12,751)
Total on-balance sheet exposures	2,402,867	2,402,335

Total off-balance sheet exposure at gross notional amount	$366,895	$342,710
Adjustments for conversion to credit equivalent amount	(212,919)	(210,065)
Total off-balance sheet exposures	153,976	132,645

Tier 1 capital	324,472	319,355
Total exposures	2,556,843	2,534,980

Leverage ratio	12.69%	12.60%